Schedule of Royalties, Streaming and Other Mineral Interests (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Beginning balance		$ 671,722	$ 667,504
Additions		51,037	29,771
Disposal		(112)	(322)
Depletion	$ (216)	(3,204)	(943)	$ (1,756)
Land agreement proceeds		(1,663)	(1,909)
Impairments			(22,379)
Transfers		0
Ending balance	667,504	717,780	671,722
Streams on Production Stage Assets [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		0	0
Additions		50,884	0
Disposal		0	0
Depletion		(314)	0
Land agreement proceeds		0	0
Impairments			0
Transfers		0
Ending balance	0	50,570	0
Royalties on Production Stage Assets [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		308,330	310,656
Additions		0	7,369
Disposal		0	0
Depletion		(2,890)	(943)
Land agreement proceeds		0	0
Impairments			(8,752)
Transfers		16,132
Ending balance	310,656	321,572	308,330
Royalties on Development Stage Assets [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		143,672	122,422
Additions		0	21,250
Disposal		0	0
Depletion		0	0
Land agreement proceeds		0	0
Impairments			0
Transfers		(16,132)
Ending balance	122,422	127,540	143,672
Royalties on Exploration and Resource Stage Assets [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		202,851	215,326
Additions		0	1,152
Disposal		0	0
Depletion		0	0
Land agreement proceeds		0	0
Impairments			(13,627)
Transfers		0
Ending balance	215,326	202,851	202,851
Other Mineral Interests [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		16,869	19,100
Additions		153	0
Disposal		(112)	(322)
Depletion		0	0
Land agreement proceeds		(1,663)	(1,909)
Impairments			0
Transfers		0
Ending balance	$ 19,100	$ 15,247	$ 16,869